Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Shares		Fair Value
COMMON STOCK - 0.0%
FORESTRY, PAPER & WOOD PRODUCTS - 0.0%
6,504,248	Boxabl, Inc. (a)(b)(c)(d)	$-

	TOTAL COMMON STOCK - (Cost $411,068)	-

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 85.1%
	COLLATERALIZED LOAN OBLIGATIONS - 73.8%
1,500,000	AMMC CLO 26, LTD. (a)(e)	2023-26	Class B-1	7.106	4/15/2036	$1,509,513
1,000,000	AMMC CLO 26, LTD. (a)(e)	2023-26	Class C	8.056	4/15/2036	1,012,337
3,700,000	Ares LXX CLO, LTD. (a)(e)	2023-70A	Class B-1	7.026	10/25/2035	3,731,407
6,000,000	Ares LXX CLO, LTD. (a)(e)	2023-70A	Class C	7.526	10/25/2035	6,106,325
500,000	Ares XXXIIR CLO, LTD. (a)(e)	2018-32R	Class B	7.180	5/15/2030	501,754
4,000,000	Athena CLO 2024-3A, LTD. (a)(e)	2024-3A	Class B	8.078	4/20/2036	4,064,039
6,000,000	Athena CLO 2024-3A, LTD. (a)(e)	2024-3A	Class C	8.828	4/20/2036	6,141,514
6,000,000	Atlantic Avenue CLO 2024-2A, LTD. (a)(e)	2024-2A	Class C	7.717	4/20/2037	6,125,076
6,000,000	Atlantic Avenue 2023-1A, LTD. (a)(e)	2023-1A	Class C	8.267	10/20/2036	6,134,633
2,250,000	Atlas Senior Loan Fund XXI, LTD. (a)(e)	2023-21A	Class C	8.817	7/20/2035	2,293,253
5,640,000	Atlas Senior Loan Fund XVII, LTD. (a)(e)	2021-17A	Class C	7.229	10/20/2034	5,659,118
4,000,000	Atrium CLO 2017-13, LTD. (a)(e)	2017-13	Class C	6.688	11/21/2030	4,009,532
7,875,000	BRSP 2024-FL2, LTD (a)(e)	2024-FL2	Class C	8.302	8/19/2037	7,908,823
2,000,000	Bain Capital Credit CLO 2023-4, LTD. (a)(e)	2023-4	Class B	7.117	10/21/2036	2,019,935
2,000,000	Bain Capital Credit CLO 2023-4, LTD. (a)(e)	2023-4	Class C	7.517	10/21/2036	2,026,684
2,000,000	Ballyrock CLO 25, LTD. (a)(e)	2023-25A	Class B	7.426	1/25/2036	2,007,346
1,000,000	Battalion CLO X 2016-10R2, LTD. (a)(e)	2016-10R2	Class B-R2	6.946	1/24/2035	1,003,006
2,000,000	Battalion CLO 2021-19, LTD. (a)(e)	2021-19	Class B	6.518	4/15/2034	2,004,968
1,000,000	Beechwood Park CLO 2019-1R. LTD. (a)(e)	2019-1R	Class B-2A-R	6.397	1/17/2035	1,001,765
2,000,000	Benefit Street Partners CLO VIII, LTD. (a)(e)	2015-8R	Class B-R	6.729	1/20/2031	2,005,296
3,000,000	Benefit Street Partners CLO XXXII, LTD. (a)(e)	2023-32A	Class B	7.026	10/25/2036	3,029,293
4,000,000	Birch Grove CLO 2023-6A, LTD. (a)(e)	2023-6A	Class C	8.017	7/20/2035	4,054,296
5,000,000	Birch Grove CLO 2021-2A, LTD. (a)(e)	2021-2A	Class C	7.310	10/19/2037	5,019,355
3,000,000	Birch Grove CLO 7, LTD. (a)(e)	2023-7A	Class B	7.467	10/20/2036	3,042,799
5,000,000	Birch Grove CLO 7, LTD. (a)(e)	2023-7A	Class C	7.867	10/20/2036	5,089,103
19,000,000	Black Diamond CLO 2024-1, LTD (a)(e)	2024-1A	Class C	7.311	10/25/2037	19,000,388
4,000,000	Blackrock Shasta CLO XIII, LTD. (a)(e)	2024-1A	Class B	6.956	7/15/2036	4,045,782
12,500,000	Blackrock Shasta CLO XIII, LTD. (a)(e)	2024-1A	Class C	7.706	7/15/2036	12,703,254
5,200,000	Blue Mountain Fuji US CLO 2018-3, LTD. (a)(e)	2018-3	Class C	6.618	1/15/2030	5,214,916
2,400,000	Blue Mountain CLO 2016-3R, LTD. (a)(e)	2016-3R	Class C-R	7.580	11/15/2030	2,407,245
1,000,000	Blue Mountain CLO XXII 2018-22, LTD. (a)(e)	2018-22	Class C	6.868	7/15/2031	1,002,683
3,000,000	BlueMountain CLO XXXI, LTD. (a)(e)	2021-31A	Class C	6.879	4/19/2034	3,004,500
8,000,000	Brightwood Capital MM CLO 2024-2A, LTD. (a)(e)	2024-2A	Class C	8.506	4/15/2036	8,226,134
6,000,000	Bryant Park Funding 2023-21, LTD. (a)(e)	2023-21	Class B	7.382	10/20/2036	6,074,845
2,000,000	Bryant Park Funding 2023-21, LTD. (a)(e)	2023-21	Class C	8.132	10/20/2036	2,037,949
6,000,000	CFIP CLO 2017-1R, LTD. (a)(e)	2017-1R	Class C-R	7.494	10/18/2034	6,025,576
2,500,000	CIFC Funding 2014-III-R2, LTD. (a)(e)	2014-III-R2	Class C-R2	7.243	10/22/2031	2,512,393
11,000,000	CQS US CLO 2021-1, LTD. (a)(e)	2021-1A	Class C	7.269	1/20/2035	11,035,738
6,000,000	Canyon CLO 2023-1, LTD. (a)(e)	2023-1A	Class B	7.306	10/15/2036	6,072,015
3,000,000	Canyon CLO 2023-1, LTD. (a)(e)	2023-1A	Class C	7.656	10/15/2036	3,039,002
3,000,000	Carlyle Global Market Strategies CLO 2013-3R, LTD. (a)(e)	2013-3R	Class B-R	6.618	10/15/2030	3,007,384
1,000,000	Carlyle Global Market Strategies CLO 2014-1-R2, LTD. (a)(e)	2014-1R2	Class C-R2	6.709	4/17/2031	1,001,952
1,000,000	Carlyle Global Market Strategies CLO 2014-5RR, LTD. (a)(e)	2014-5RR	Class C-RR	7.168	7/15/2031	1,004,216
1,000,000	Carlyle US CLO 2021-8, LTD. (a)(e)	2021-8	Class B	6.568	10/15/2034	1,001,500
5,000,000	Carlyle US CLO 2022-6, LTD. (a)(e)	2022-6A	Class B-R	7.026	10/25/2036	5,047,613
9,500,000	Carlyle US CLO 2022-6, LTD. (a)(e)	2022-6A	Class C-R	7.476	10/25/2036	9,639,589
4,000,000	Carlyle US CLO 2023-2, LTD. (a)(e)	2023-2	Class C	7.617	7/20/2036	4,047,552
5,000,000	Carlyle US CLO 2023-5, LTD. (a)(e)	2023-5	Class B	7.914	1/27/2036	5,065,643
10,000,000	Carlyle US CLO 2023-5, LTD. (a)(e)	2023-5	Class C	8.264	1/27/2036	10,196,943
5,000,000	Carlyle US CLO 2023-1, LTD. (a)(e)	2023-1	Class B	7.217	7/20/2035	5,048,110
3,000,000	CarVal CLO IX-C, LTD. (a)(e)	2024-1A	Class C	7.117	4/20/2037	3,049,392
2,000,000	Churchill Middle Market CLO, LTD. (a)(e)	2024-1A	Class B	7.267	4/20/2036	2,028,734
7,000,000	Columbia Cent CLO 2024-33A, LTD. (a)(e)	2024-33A	Class C-1	7.317	4/20/2037	7,078,600
2,500,000	Columbia Cent CLO 32 LTD. (a)(e)	2022-32A	Class C-1	7.805	7/24/2034	2,518,707
3,000,000	Cook Park CLO 2018-1A, LTD. (a)(e)	2018-1A	Class C	6.659	4/17/2030	3,014,089
1,280,000	Crestline Denali CLO XIV, LTD. (a)(e)	2016-14R	Class C-R	7.238	10/23/2031	1,287,710
2,000,000	Crown City CLO IV, LTD. (a)(e)	2022-4A	Class B-1R	7.417	4/20/2037	2,039,812
8,000,000	Diameter Capital CLO 5 (a)(e)	2023-5A	Class A-2	7.056	10/15/2036	8,076,339
1,000,000	Dryden 49R Senior Loan Fund (a)(e)	2017-49R	Class C-R	6.944	7/18/2030	1,003,353
2,000,000	Dryden 80A Senior Loan Fund (a)(e)	2019-80A	Class C-R	6.797	1/17/2033	2,008,872
1,000,000	Dryden 30-R Senior Loan Fund (a)(e)	2013-30R	Class C-R	7.080	11/15/2028	1,002,733
8,000,000	Dryden Senior Loan Fund (a)(e)	2023-107	Class C	8.118	8/15/2035	8,093,522
1,000,000	Elevation CLO 2017, LTD. (a)(e)	2017-8	Class C	6.937	10/25/2030	1,003,687
10,750,000	Elevation CLO 2023-17, LTD. (a)(e)	2023-17A	Class C	8.117	10/20/2036	10,954,086
8,000,000	Elmwood CLO 24, LTD. (a)(e)	2023-3A	Class C	7.597	12/11/2033	8,034,619

Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

October 31, 2024

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 85.1% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS - 73.8% (Continued)
3,750,000	Elmwood CLO VII, LTD. (a)(e)	2020-4A	Class C-RR	6.604	10/17/2037	3,768,697
7,572,000	FS Rialto, LTD. (a)(e)	2024-FL9	Class C	7.495	10/19/2039	7,559,923
3,635,000	Galaxy CLO XV 2013-15RR, LTD. (a)(e)	2013-15RR	Class C-RR	6.768	10/15/2030	3,647,293
9,000,000	Golub Capital Partners CLO, LTD. (a)(e)	2024-71B	Class C	7.704	2/9/2037	9,101,256
15,000,000	Golub Capital Partners CLO, LTD. (a)(e)	2024-71A	Class C	8.354	2/9/2037	15,241,226
2,450,000	Greywolf CLO II, LTD. (a)(e)	2013-1A	Class A1	6.507	4/15/2034	2,456,086
3,437,000	Greystone CRE Notes - 2024-HC3 (a)(e)	2024-HC3	Class B	8.437	9/15/2041	3,452,301
5,156,000	Greystone CRE Notes - 2024-HC3 (a)(e)	2024-HC3	Class C	9.236	9/15/2041	5,191,671
2,181,000	Greywolf CLO 2015-5R, LTD. (a)(e)	2015-5R	Class A-2-R	6.567	1/25/2031	2,187,776
10,000,000	Hayfin US XII, LTD. (a)(e)	2024-15A	Class C	7.317	4/28/2037	10,131,131
3,000,000	HPS Loan Management 2013-2, LTD. (a)(e)	2013-2	Class B-R	6.779	10/20/2029	3,009,628
4,600,000	ICG US CLO 2017-IRR, LTD. (a)(e)	2017-1RR	Class C-RR	7.279	7/28/2034	4,612,016
13,500,000	Invesco U.S. CLO 2023-4, LTD. (a)(e)	2023-4A	Class C	7.632	1/18/2037	13,729,669
7,500,000	KREF 2021-FL2, LTD. (a)(e)	2021-FL2	Class A-S	6.195	2/15/2039	$7,364,063
1,250,000	LCM XVI 2014-16R, LTD. (a)(e)	2014-16RR	Class C-R2	7.068	10/15/2031	1,254,198
2,000,000	LCM XIV 2013-14R, LTD. (a)(e)	2013-14R	Class C-R	6.729	7/20/2031	2,007,006
5,000,000	LCM XVIII 2015-18R, LTD. (a)(e)	2015-18R	Class C-R	6.729	7/20/2031	5,013,475
4,000,000	LCM XXII, LTD. (a)(e)	2018-22R	Class B-R	6.879	10/20/2028	4,013,955
3,000,000	LCM XVII 2014-17RR, LTD. (a)(e)	2014-17RR	Class C-RR	7.018	10/15/2031	3,010,077
6,600,000	LCM XXV 2018-26, LTD. (a)(e)	2018-26	Class C	6.679	1/20/2031	6,616,864
3,500,000	LCM 2019-30R, LTD. (a)(e)	2019-30R	Class C-R	6.879	4/20/2031	3,508,935
500,000	LCM XXIII CLO, LTD. (a)(e)	2020-23A	Class B-R	7.079	10/20/2029	502,305
8,000,000	LoanCore 2021-CRE5 Issuer LTD. (a)(e)	2021-CRE5	Class AS	6.668	7/16/2036	7,992,068
3,006,000	MF1 2021-FL7, LTD. (a)(e)	2021-FL7	Class C	6.924	10/18/2036	2,927,093
5,000,000	Marathon VIII 2015-8R, LTD. (a)(e)	2015-8R	Class B-R	7.394	10/18/2031	5,026,621
2,750,000	Signal Peak CLO 8, LTD. (a)(e)	2020-8A	Class C	6.879	4/20/2033	2,750,000
1,500,000	MF1 2024-FL15, LTD. (a)(e)	2024-FL15	Class B	7.250	8/18/2041	1,501,875
3,000,000	MF1 2024-FL15, LTD. (a)(e)	2024-FL15	Class C	7.699	8/18/2041	3,009,360
10,400,000	Nassau 2018-II CLO, LTD (a)(e)	2018-IIA	Class C	7.468	10/15/2031	10,451,303
3,500,000	Nassau 2019-I CLO, LTD. (a)(e)	2019-IA	Class B-R	7.518	4/15/2031	3,517,261
5,000,000	Nassau 2019-II CLO, LTD. (a)(e)	2019-IIA	Class BN	7.368	10/15/2032	5,025,240
2,500,000	Newark BSL CLO 2017-2R, LTD. (a)(e)	2017-2R	Class B-R	6.637	7/25/2030	2,506,953
24,000,000	NGC CLO 2024-1A, LTD. (a)(e)	2024-1A	Class C	7.976	7/20/2037	24,369,094
12,000,000	Northwoods Capital CLO 2020-22A, LTD. (a)(e)	2020-22A	Class C-RR	7.797	3/16/2037	12,175,684
5,000,000	Northwoods Capital XV, LTD. (a)(e)	2017-15	Class C-1-R	7.575	6/20/2034	5,016,447
12,200,000	Northwoods Capital XI-B, LTD. (a)(e)	2018-11BA	Class C-R	7.117	7/19/2037	12,331,759
4,000,000	OCP CLO 2014-5R, LTD. (a)(e)	2014-5R	Class B-R	6.679	4/26/2031	4,009,000
2,000,000	OCP CLO 2014-7RR, LTD. (a)(e)	2014-7RR	Class B-1-RR	7.129	7/20/2029	2,009,968
1,200,000	OFSI BSL IX, LTD. (a)(e)	2018-1A	Class C	6.918	7/15/2031	1,204,794
9,000,000	OFSI BSL IX, LTD. (a)(e)	2018-1A	Class B-1-R	6.456	7/15/2031	9,036,987
1,990,000	OZLM XXII, LTD. (a)(e)	2018-22	Class B	6.709	1/17/2031	1,995,257
1,000,000	OHA Credit Funding 3, LTD. (a)(e)	2019-3R	Class B-R	6.529	7/2/2035	1,003,103
18,000,000	OFSI Fund 2024-13A CLO, LTD. (a)(e)	2024-13A	Class C	7.317	4/20/2037	18,337,666
5,589,000	Oaktree CLO 2019-2, LTD. (a)(e)	2019-2R	Class B-R	7.226	10/15/2037	5,589,000
15,000,000	Ocean Trails CLO XV, LTD. (a)(e)	2024-15A	Class C	7.506	1/15/2037	15,268,244
1,000,000	OCP CLO 2019-16R, LTD. (a)(e)	2019-16R	Class C-R	6.788	4/10/2033	1,002,743
9,000,000	Octagon Investment Partners XLVII, LTD. (a)(e)	2020-1A	Class C-R	6.779	7/20/2034	9,015,833
3,000,000	Octagon Investment Partners 46, LTD. (a)(e)	2020-2A	Class C-R	7.118	7/15/2036	3,006,092
1,000,000	Octagon Investment Partners XVI, LTD. (a)(e)	2013-16R	Class B-R	6.509	7/17/2030	1,001,862
1,000,000	Octagon Investment Partners XVII, LTD. (a)(e)	2014-17-R2	Class C-R2	6.587	1/25/2031	1,001,872
5,000,000	Park Avenue Institutional Advisers CLO 2018-1, LTD. (a)(e)	2018-1R	Class B-R	6.979	10/20/2031	5,016,734
1,000,000	Signal Peak CLO 5, LTD. (a)(e)	2018-5A	Class CR	7.326	4/25/2037	1,015,929
10,000,000	Sound Point CLO IX, LTD. (a)(e)	2015-2A	Class CR-RR	7.379	7/20/2032	10,051,662
8,440,000	Sound Point CLO IV-R, LTD. (a)(e)	2018-4R	Class C	7.144	4/18/2031	8,473,707
2,500,000	Sound Point CLO VII-R, LTD. (a)(e)	2018-7R	Class C	7.138	10/23/2031	2,510,203
2,000,000	Sycamore Tree CLO 2021-1A, LTD. (a)(e)	2021-1A	Class B1	6.679	10/20/2034	2,007,327
5,000,000	Sycamore Tree CLO 2024-5A, LTD. (a)(e)	2024-5A	Class C	7.367	4/20/2036	5,025,389
6,000,000	Symphony CLO 2014-15R3, LTD. (a)(e)	2014-15R3	Class C-R3	7.897	1/17/2032	6,027,151
1,020,000	TCI-Symphony CLO 2017-1R, LTD. (a)(e)	2017-1R	Class C-R	6.718	7/15/2030	1,024,625
2,000,000	Trinitas CLO X, LTD. (a)(e)	2019-10A	Class CR	7.147	1/15/2035	2,006,065
6,500,000	Trinitas CLO XXII, LTD. (a)(e)	2023-22A	Class ER	8.417	7/20/2036	6,617,166
2,000,000	Trinitas CLO IX, LTD. (a)(e)	2018-9A	Class C-RR	7.129	1/20/2032	2,012,785
2,500,000	Trinitas CLO XV, LTD. (a)(e)	2021-15A	Class C	7.243	4/22/2034	2,508,508
2,500,000	Trysail CLO 2021-1, LTD. (a)(e)	2021-1A	Class C	7.279	7/20/2032	2,512,452
10,000,000	BlackRock Baker CLO 2021-8A, LTD. (a)(e)	2021-8A	Class C	7.518	1/15/2034	10,053,846
1,800,000	Vibrant CLO VIII, LTD. (a)(e)	2018-8A	Class B-1	6.679	1/20/2031	1,806,117
1,200,000	Vibrant CLO XR, LTD. (a)(e)	2018-10RA	Class B	7.467	4/20/2036	1,217,508
1,250,000	Voya CLO 2015-3R, LTD. (a)(e)	2015-3R	Class B-R	7.079	10/20/2031	1,255,997
1,300,000	Voya CLO 2012-4R3, LTD. (a)(e)	2012-4R3	Class B-R3	6.868	10/15/2030	1,303,841
1,590,000	Voya CLO 2024-1, LTD. (a)(e)	2024-1A	Class C	7.056	4/15/2037	1,608,577
4,000,000	Warwick Capital CLO 2023-2, LTD. (a)(e)	2023-2A	Class B	7.356	1/15/2037	4,060,180
3,500,000	Warwick Capital CLO 2023-2, LTD. (a)(e)	2023-2A	Class C	8.106	1/15/2037	3,581,105

Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

October 31, 2024

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 85.1% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS - 73.8% (Continued)
5,500,000	Warwick Capital CLO 2024-3A, LTD. (a)(e)	2024-3A	Class C	7.367	4/20/2037	5,589,428
1,500,000	Warwick Capital CLO 2023-1, LTD. (a)(e)	2023-1A	Class C	8.267	10/20/2036	1,533,658
5,500,000	Wellfleet CLO 2021-2A, LTD. (a)(e)	2021-2A	Class C	7.268	7/15/2034	5,518,199
4,000,000	Wind River 2019-3 CLO, LTD. (a)(e)	2019-3R	Class C-R	7.118	4/15/2031	4,011,250
3,000,000	Wind River 2021-2 CLO, LTD. (a)(e)	2021-2A	Class C	7.529	7/20/2034	3,003,750
4,000,000	Wind River 2019-1 CLO, LTD. (a)(e)	2019-1A	Class CR	7.129	7/20/2034	4,012,068
4,200,000	Wind River 2017-3 CLO, LTD. (a)(e)	2017-3A	Class CR	7.418	4/15/2035	4,215,404
7,000,000	Wind River 2021-1A CLO, LTD. (a)(e)	2021-1A	Class C	7.417	4/20/2037	7,090,071
						692,291,770

	COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.3%
5,000,000	BBCMS Trust 2015-SRCH (a)	2015-SRCH	Class C	4.798	8/10/2035	$4,494,812.00
7,000,000	BBCMS 2018-TALL Mortgage Trust (a)(e)	2018-TALL	Class A	5.723	3/15/2037	6,612,358
1,000,000	BX Commercial Mortgage Trust 2024-AIR2 (a)(e)	2024-AIR2	Class C	7.045	10/15/2041	1,001,168
5,110,000	COMM 2015-LC19 Mortgage Trust (a)(e)	2015-LC19	Class B	3.829	2/10/2048	5,010,787
9,000,000	CONE Trust - 2024-DFW1 (a)(e)	2024-DFW1	Class D	7.844	8/15/2026	9,005,415
4,525,000	HONO 2021-LULU Mortgage Trust (a)(e)	2021-LULU	Class C	6.768	12/15/2036	4,397,747
10,000,000	HIH Trust 2024-61P (a)(e)	2024-61P	Class B	7.291	10/15/2026	9,997,956
14,000,000	HIH Trust 2024-61P (a)(e)	2024-61P	Class C	7.791	10/15/2026	13,997,256
6,000,000	HYT Commercial Mortgage Trust 2024-RGCY (a)(e)	2024-RGCY	Class C	7.644	9/15/2041	5,999,280
5,000,000	JP Morgan Chase Commercial Mortgage Securities Trust (a)(e)	2022-OPO	Class B	3.377	1/5/2039	4,427,775
5,000,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 (a)(e)	2024-BP	Class C	8.752	5/5/2041	5,073,202
5,000,000	NYC Trust Commercial Mortgage Securities Trust (a)(e)	2024-3ELV	Class C	7.644	8/15/2029	5,025,852
5,000,000	One New York Plaza Trust (a)(e)	2020-1NYP	Class C	7.118	1/16/2036	4,560,124
18,410,000	PGA National Resort Commerical Mortgage Trust (a)(e)	2024-RSR2	Class C	7.593	6/15/2026	18,361,799
2,500,000	SG Commercial Mortgage Securities Trust 2016-C5 (a)(e)	2016-C5	Class C	4.812	10/10/2048	2,210,040
6,000,000	VASA Trust 2021-VASA (a)(e)	2024-DFW1	Class A	5.818	7/15/2039	5,520,920
						105,696,490

	TOTAL ASSET BACKED SECURITIES - (Cost $783,138,056)					797,988,260

Principal Amount ($)		Fair Value
	OPEN-END FUNDS - 2.1%
2,393,626	Leader Capital Short Term High Yield Bond Fund, Institutional Class	20,034,652

	TOTAL CORPORATE BONDS - (Cost $20,016,675)	20,034,652

Leader Capital High Quality Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

October 31, 2024

Principal Amount ($)		Coupon Rate (%)	Fair Value
	MONEY MARKET FUNDS - 12.3%
115,347,182	First American Government Obligations Fund, Class X (f)	4.778	115,347,182

	TOTAL SHORT TERM INVESTMESTS - (Cost $115,347,182)		115,347,182

	TOTAL INVESTMENTS - 99.5% - (Cost $918,912,982)		933,370,094
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)		4,455,289
	NET ASSETS - 100.0%		$937,825,383

LTD - Limited Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2024, the total market value of 144A securities is $806,595,648 or 86% of net assets.
(b)	The Valuation Designee has determined that these securities are illiquid. As of October 31, 2024, these securities have no fair value.
(c)	The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.
(d)	Non-income producing security.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(f)	Rate disclosed is the seven day effective yield as of October 31, 2024.